Business Combinations - Additional Information (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Sep. 04, 2018	Apr. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 25, 2016
Disclosure of detailed information about business combination [line items]
Pretax income (loss)			R$ 442,339	R$ (95,665)	R$ (149,221)
MNLT [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition		Apr. 22, 2016
Percentage of equity interest		100.00%
Reason for business acquisition		The objective of the acquisition was to enable the Group to expand in the Brazilian payments market and increase access to clients and business partners in the industry.
Gross contractual amount of trade receivable		R$ 1,210,373
Contributed total revenue from acquisition date					167,362
Contributed total pretax income (loss					4,718
Revenue of combined entity as if combination occurred at beginning of period					228,690
Profit (loss) before tax of combined entity as if combination occurred at beginning of period					67,502
Revenue					501,248
Pretax income (loss)					R$ 221,230
Acquisition related transaction costs recognized in other expenses		R$ 1,727
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	56.00%					30.00%
Reason for business acquisition	The objective of the acquisition was to enable the Group to expand in the Brazilian payments market and to offer additional services and value added to its clients and business partners in the industry.
Contributed total revenue from acquisition date			5,389
Contributed total pretax income (loss			669
Revenue of combined entity as if combination occurred at beginning of period			14,370
Profit (loss) before tax of combined entity as if combination occurred at beginning of period			(385)
Revenue			1,588,161
Pretax income (loss)			R$ 441,071
Option to acquire additional interest						20.00%
Option to acquire additional interest value						R$ 2,000
Percentage of remaining interest of outstanding equity interest	44.00%
Gain for difference between previously held interest	R$ 21,441
Total fair value of consideration transferred to selling shareholders	25,000
Total Carrying value of consideration transferred to selling shareholders	3,559
Acquisition-related transaction costs	R$ 100